DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2024
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

31. DISPOSAL OF SUBSIDIARIES

The9 Interactive Inc. was a wholly-owned subsidiary of The9 Limited. Since all the business activities have been terminated from 2019, The9 Interactive Inc. was converting into dormant status. The9 decided to dispose the company by December 31, 2022. The Group had recorded a loss of RMB 3.7 million (US$0.5 million) as of and for the year ended December 31, 2022 as loss on disposal of subsidiaries.

In late 2021, we formally stepped into the NFT business. Up to year 2023，the financial performance of NFT business was extremely poor, the Company decided to terminate the wholly- owned NFT business and began to seek a buyer for this business in the first half of 2023. On October 13, 2023, The9 Limited signed the share sale contract with PT. DIFI NFT INDONESIA, which is a third party. The Group sold 1 Ordinary share of NFTSTAR Singapore Pte. LTD. (the parent company of NFT relevant business group) to the Purchaser for SGD 1.00. The Group had recorded a net gain of RMB 158.8 million (US$22.4 million) as of and for the year ended December 31, 2023 as gain on disposal of discontinued operations, net of tax.

NSWAP Singapore PTE.LTD. (“NSWAP”) was a wholly-owned subsidiary of The9 Limited. Since NSWAP was in a dormant state for over one year, the Group submitted the shutdown application and obtained the approval from the Accounting and Corporate Regulatory Authority in November 2023. The Group had recorded a loss of RMB 0.3 million (US$0.04 million) as of and for the year ended December 31, 2023 as loss on disposal of subsidiaries.

City Channel Ltd. was a wholly-owned subsidiary of The9 Limited, which was established in the Hong Kong (the “HK”) under the laws of the HK. Since City Channel Ltd was in a dormant state for years, the Group submitted the shutdown application and City Channel Ltd has been closed in January 2024. The Group has recorded a gain of RMB 7.5 thousand (US$1.0 thousand) as of and for the year ended December 31, 2024.

System Run Limited was a wholly-owned subsidiary of The9 Limited, which was established in the Cayman Islands (the “Cayman”) under the laws of the Cayman. Since System Run Limited was in a dormant state for years, the Group submitted the shutdown application, and System Run Limited has been closed in January 2024. Since System Run Limited did not conduct any business, there is no disposal gain or loss.

FF The9 China Joint Venture Limited was a subsidiary of The9 Limited, which was established in the Hong Kong (the “HK”) under the laws of the HK. Since FF The9 China Joint Venture was in a dormant state for years, the Group submitted the shutdown application, and FF The9 China Joint Venture Limited has been closed in January 2024. Since FF The9 China Joint Venture Limited did not conduct any business, there is no disposal gain or loss.

NCHIP COMPUTING PTE. LTD was a wholly-owned subsidiary of The9 Limited, which was established in Singapore under the laws of Singapore. Since NCHIP COMPUTING PTE. LTD was in a dormant state for over one year, the Group submitted the shutdown application, and NCHIP COMPUTING PTE. LTD has been closed in April 2024. Since NCHIP COMPUTING PTE. LTD did not conduct any business, there is no disposal gain or loss.

New Star International Development Limited was a wholly-owned subsidiary of The9 Limited (“The9”), which was established in the Hong Kong (the “HK”) under the laws of the HK. Since New Star International Development Limited was in a dormant state for over one year, the Group submitted the shutdown application, and New Star International Development Limited has been closed in February 2024. Since The9 New Star International Development Limited did not conduct any business, there is no disposal gain or loss.

Montcompute Ltd. (“Montcompute”) was a majority-owned subsidiary of the Group, with a 61% equity interest. The entity was incorporated in Canada under Canadian law in 2021.

On July 31, 2024, the Group entered into an agreement to voluntarily relinquish a portion of its equity interest in Montcompute without receiving any consideration. As a result of this transaction, the Group’s ownership was reduced from 61% to 30%. The decision to reduce its stake was based on concerns regarding Montcompute’s long-term business prospects and internal strategic misalignments. Effective August 1, 2024, Montcompute no longer met the criteria for consolidation, and the Group deconsolidated the entity in accordance with ASC 810, Consolidation.

Following the loss of control, the Group retained one seat on Montcompute’s board of directors, allowing it to exercise significant influence over Montcompute’s financial and operational decisions. Accordingly, as of August 1, 2024, the Group accounts for its 30% remaining interest in Montcompute under the equity method in accordance with ASC 323, Investments — Equity Method and Joint Ventures.

As of the deconsolidation date, Montcompute’s net assets totaled RMB1.8 million (US$0.3 million). The Group recognized its 30% retained interest at RMB 0.55 million (US$ 0.08 million), which represented the fair value at the date of the transaction. In connection with the deconsolidation, the Group recorded a loss of RMB 11.6 million (US$1.6 million) during the year ended December 31, 2024.

For the period from August 1, 2024 to December 31, 2024, Montcompute incurred a net loss of RMB4.9 million (US$0.7 million). The Group’s share of this loss under the equity method was RMB 1.5 million (US$ 0.2 million). However, in accordance with ASC 323-10-35-20, the Group recognized its share of losses only to the extent of its investment balance. As of December 31, 2024, the Group’s investment in Montcompute was RMB 0.55 million (US$ 0.08 million), and this amount was fully recognized as its share of the loss for the reporting period ended December 31, 2024.

Niuxin US Inc. (Niuxin) was a wholly-owned subsidiary of NBTC Limited (HK), which was established in the United States of America (the “USA”) under the laws of the USA. Niuxin has been closed in December 2024. The Group has recorded a gain of RMB 2,190 (US$300) as of and for the year ended December 31, 2024.